EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

Note 12 - EQUITY:

Each holder of the Company’s ordinary shares, par value NIS 0.00286 per share, is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

In March 2022, the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two-year period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital.

In November 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with Yorkville Advisors Global, LP, under which the Company may sell up to $12.0 million of its ordinary shares over a two-year period, subject to customary conditions. Shares are sold at 97% of the market price, defined as the lowest daily VWAP during the three consecutive trading days following an Advance notice. The agreement includes customary limitations, including a 4.99% ownership cap for Yorkville and a 19.99% issuance limit within any 12-month period without shareholder approval.

In connection with SEPA, the Company issued 39,381 ordinary shares as an initial commitment fee of $100,000 and may pay an additional $100,000 deferred commitment fee in cash or shares upon receipt of the first $3.0 million in Advances.

The Company evaluated the put right under ASC 815-40 and determined it should be accounted for as a derivative liability measured at fair value (Level 2), with changes recognized in the statement of operations. The Put right is measured under level 2 of the Fair Value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of December 31, 2025.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

During 2025, the Company has sold and issued to Yorkville a total of 394,546 ordinary shares pursuant to Advances provided to Yorkville for an aggregate amount of $0.4 million, at a weighted average share price of $1.03 per share.

On July 29, 2025, the Company entered into securities purchase agreements with certain institutional and accredited investors for a Private Placement. The transaction closed in two tranches, on July 31, 2025, and September 30, 2025.

Tranche 1

On July 31, 2025, the Company issued 2,499,364 ordinary shares and 5,000,000 warrants at a purchase price of $2.00 per share. In addition, the Company issued 150,000 ordinary shares to the Sponsor and 1,525,926 pre-funded warrants to the Sponsor in connection with Tranche 1. The Company also issued 350,000 ordinary shares and 350,000 warrants to Chardan as a placement agent fee in connection with Tranche 1.

With respect to the warrants issued, those Warrants with an exercise price of $3.06 per ordinary share and are exercisable for cash for a period of five years from the date of issuance, July 31, 2025. The warrants contain customary anti-dilution adjustments for stock splits, stock dividends, recapitalizations and similar events and do not contain down-round price protection provisions.

In addition, the pre-funded warrants were issued to the Sponsor with an exercise price of $0.0001 per ordinary share. The pre-funded warrants do not expire and contain customary anti-dilution adjustments for stock splits, stock dividends, recapitalizations and similar events.

Certain instruments issued were classified as financial liabilities in accordance with ASC 815-40, as their exercise price was denominated in a currency different from the Company’s functional currency. Following the change in the Company’s functional currency on September 30, 2025, these instruments were reclassified to equity.

Tranche 2

Following shareholder approval, on September 30, 2025, the Company issued 133,005,000 ordinary shares, 18,000,000 pre-funded warrants, at a purchase price of $1.00 per share. In addition, the Company issued 6,777,706 ordinary shares, 5,000,000 pre-funded warrants and 40,360,895 warrants to the Sponsor in connection with Tranche 2. The Company also issued 5,570,350 ordinary shares and 5,000,000 pre-funded warrants to Chardan as a placement agent fee with connection with Tranche 2.

With respect to the warrants pre-funded warrants issued to investors and Chardan, each with an exercise price of $0.0001 per ordinary share. The pre-funded warrants do not expire.

In addition, the warrants were issued to the Sponsor, exercised in three tranches at exercise prices of $1.50, $2.00 and $3.00 per ordinary share, respectively. These warrants are exercisable for cash for a period of five years from the date they become exercisable, September 30, 2025, and contain customary anti-dilution adjustments for stock splits, stock dividends, recapitalizations and similar events and do not contain down-round price protection provisions.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

On July 29, 2025, the Company entered into a sales agreement with Chardan (which is acting as placement agent to the Company in connection with Private Placement) under which the Company may issue and sell ordinary shares from time to time through Chardan as sales agent. The Company may sell ordinary shares having an aggregate gross sales price of up to $10,950,000 Sales of ordinary shares, if any, will be made at market prices by any method that is deemed to be an “at the market offering”. During 2025 the Company sold 1,142,820 ordinary shares for an aggregate amount of $3.9 million, at a weighted average share price of $3.49 per share.

In September 2025, the Company entered into an amended and restated At-the-Market sales agreement with Chardan and Jett Capital, acting as sales agents, pursuant to which the Company may offer and sell ordinary shares from time to time under its effective shelf registration statement. Under the prospectus supplement dated September 30, 2025, the Company may offer and sell ordinary shares having an aggregate offering price of up to $1.0 billion.

In connection with the Private Placement, the Company’s Articles of Association were amended to increase the authorized share capital to 1,000,000,000 ordinary shares, as approved by the Company’s shareholders.